UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Afton Capital Management LLC
Address: 4720 Piedmont Row Drive, Suite 370 Charlotte, NC 28210


Form 13F File Number: 28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Coy Monk
Title:   Managing Member
Phone:   (704)887-2483

Signature, Place, and Date of Signing:

     /s/ Albert Coy Monk, IV          Charlotte, NC                    05/12/11
     -----------------------          -------------                   ----------
          [Signature]                 [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   36

Form 13F Information Table Value Total:  $ 140,148 K
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                          FORM 13F INFORMATIONAL TABLE

          ITEM 1:              ITEM 2:     ITEM 3:       ITEM 4:      ITEM 5:         ITEM 6:           ITEM 7:        ITEM 8:
----------------------------  -------- ------------- ------------- ---------- ----------------------- --------- --------------------
      NAME OF ISSUER          TITLE OF       CUSIP          FAIR    SHARES OR       INVESTMENT         MANAGERS   VOTING AUTHORITY
                                 CLASS      NUMBER        MARKET    PRINCIPAL       DISCRETION
                                                           VALUE      AMOUNT
                                                                               ------ ------- -------           ------- ------ -----
                                                                                [A]     [B]     [C]               [A]    [B]    [C]
                                                                                               SHARED
                                                                                SOLE   SHARED  OTHER              SOLE  SHARED NONE
----------------------------  -------- ------------- ------------- ----------  ------ ------- -------  -------- ------- ------ -----
ABOVENET INC.                     com      00374N107    5,331,492.00     82,200  sole                               82,200
ACCURIDE CORP                     com      00439T206    2,772,096.75    199,575  sole                              199,575
APPLE, INC.                       com      037833100    4,495,746.75     12,900  sole                               12,900
ATMEL CORP.                       com      049513104    3,502,910.00    257,000  sole                              257,000
CABOT CORP.                       com      127055101    4,749,354.00    102,600  sole                              102,600
CELENESE CORPORATION              com      150870103    5,013,810.00    113,000  sole                              113,000
CHEMTURA CORPORATION              com      163893209    5,921,960.00    344,300  sole                              344,300
CINEMARK HOLDINGS, INC.           com      17243V102      400,545.00     20,700  sole                               20,700
CIT GROUP INC.                    com      125581801    4,812,405.00    113,100  sole                              113,100
CLIFFS NATURAL RESOURCES INC.     com      18683K101    3,036,852.00     30,900  sole                               30,900
CON-WAY INC.                      com      205944101    2,828,880.00     72,000  sole                               72,000
EMC CORPORATION MASS              com      268648102    5,463,392.00    205,700  sole                              205,700
ENERGY XXI (BERMUDA) LTD          com      G10082140    6,353,512.00    186,320  sole                              186,320
GEORESOURCES INC                  com      372476101    5,766,188.00    184,400  sole                              184,400
GULF ISLAND FABRICATION INC       com      402307102    1,731,389.40     53,820  sole                               53,820
KANSAS CITY SOUTHERN              com      485170302    3,920,400.00     72,000  sole                               72,000
LEAR CORPORATION                  com      521865204    4,017,114.00     82,200  sole                               82,200
LIBERTY MEDIA HLDG CORP           com      53071M708    2,498,720.00     32,200  sole                               32,200
LULULEMON ATHLETICA INC.          com      550021109    3,205,800.00     36,000  sole                               36,000
LYONDELLBASELL INDUSTRIES N.V.    com      N53745100    6,102,565.00    154,300  sole                              154,300
MAGNUM HUNTER RESOUCES INC.       com      55973B102      642,750.00     75,000  sole                               75,000
MCMORAN EXPLORATION INC           com      582411104    5,640,635.00    318,500  sole                              318,500
NETAPP, INC.                      com      64110D104    2,474,781.50     51,400  sole                               51,400
OCZ TECHNOLOGY GROUP INC.         com      67086E303    1,041,660.00    128,600  sole                              128,600
OMNIVISION TECHNOLOGIES INC       com      682128103    2,924,119.00     82,300  sole                               82,300
OUTDOOR CHANNEL HLDGS INC         com      690027206    1,612,859.46    216,201  sole                              216,201
PETROHAWK ENERGY CORPORATION      com      716495106    2,517,804.00    102,600  sole                              102,600
POPULAR, INC.                     com      733174106    3,006,432.00  1,029,600  sole                            1,029,600
RANGE RESOURCES CORPORATION       com      75281A109    1,537,498.00     26,300  sole                               26,300
ROCKWOOD HOLDINGS, INC.           com      774415103    3,799,784.00     77,200  sole                               77,200
SILICON GRAPHICS INTL CORP        com      82706L108    2,140,000.00    100,000  sole                              100,000
SYNOVUS FINANCIAL CORPORATION     com      87161C105    2,713,440.00  1,130,600  sole                            1,130,600
TRANSATLANTIC PETROLEUM LTD       com      G89982105    4,936,750.00  1,592,500  sole                            1,592,500
TRONOX INCORPORATED               com      897051306  16,667,739.00     119,482  sole                              119,482
ULTRA CLEAN HOLDINGS, INC.        com      90385V107      467,368.00     45,200  sole                               45,200
W.R. GRACE & CO                   com      38388F108    6,099,597.00    159,300  sole                              159,300
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